MINING PROJECTS EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
MINING PROJECTS EXPENSES
Schedule of mining projects expenses

		For the years ended
	December 31, 2025	December 31, 2024
	$	$
Wages and benefits	4,941	3,934
Share-based compensation	874	648
Engineering	36	-
Consulting fees	128	164
Materials, consumables, and supplies	723	623
Maintenance and subcontracting	797	587
Geology and drilling	35	-
Utilities	332	362
Depreciation and amortization	316	254
Other	226	285
Uatnan Mining Project - Exploration and evaluation expenses	37	18,681
Grants	(5)	(29)
Tax credits	(490)	(455)
Mining projects expenses	7,950	25,054